Short-Term Bond Fund of America®
Short-Term Bond Fund of America®
Short-Term Bond Fund of America® Prospectus Supplement June 1, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

1. The “Fees and expenses of the fund” section of the prospectus is amended by replacing the columns captioned “A” and “529-A” in the “Annual fund operating expenses” table and the columns captioned “A” and “529-A” in the cumulative estimated expense example table under the heading “Example” with the respective columns set forth below. Expense information for all other share classes and all footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Short-Term Bond Fund of America®		Class A	Class 529-A
Management fees		0.28%	0.28%
Distribution and/or service (12b-1) fees	[1]	0.30%	0.24%
Other expenses		0.13%	0.24%
Total annual fund operating expenses		0.71%	0.76%
[1]	Restated to reflect current fees.

Example
Expense Example - Short-Term Bond Fund of America® - USD ($)	Class A	Class 529-A
1 year	$ 321	$ 326
3 years	471	487
5 years	635	662
10 years	$ 1,110	$ 1,169

Keep this supplement with your prospectus.